UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS

REAL ESTATE SECURITIES ‡ — 53.4%

COMMON STOCK — 53.4%
	Shares	Value
DIVERSIFIED — 4.9%
Spirit Realty Capital (A)	908,400	$12,417,828
VEREIT (A)	1,505,716	16,653,219

		29,071,047

HOTEL AND RESORT — 1.0%
Pebblebrook Hotel Trust	194,900	5,778,785

INDUSTRIAL — 2.2%
Prologis	246,400	13,426,336

OFFICE — 12.6%
Kilroy Realty (A)	108,029	7,908,803
Paramount Group (A)	583,904	10,294,228
SL Green Realty (A)	244,650	28,824,663
Vornado Realty Trust	261,823	28,119,790

		75,147,484

RESIDENTIAL — 7.8%
Equity Residential (A)	332,392	22,599,332
Monogram Residential Trust	1,111,600	11,905,236
Sun Communities	152,800	12,094,120

		46,598,688

RETAIL — 15.9%
DDR (A)	907,575	17,915,530
General Growth Properties (A)	558,763	17,852,478
Kimco Realty	719,900	23,108,790
Regency Centers	316,600	26,888,838
Simon Property Group (A)	39,800	9,036,192

		94,801,828

SPECIALIZED — 9.0%
CubeSmart	507,400	15,074,854
Digital Realty Trust	27,600	2,883,096
Gaming and Leisure Properties	421,500	15,102,345
QTS Realty Trust, Cl A	215,588	12,342,413
Sovran Self Storage	84,600	8,660,502

		54,063,210

TOTAL COMMON STOCK (Cost $279,721,029)		318,887,378

TOTAL INVESTMENTS — 53.4% (Cost $279,721,029) @		$318,887,378

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2016
(Unaudited)

SECURITIES SOLD SHORT

REAL ESTATE SECURITIES ‡ — (23.1)%

COMMON STOCK — (23.1)%
	Shares	Value
DIVERSIFIED — (7.4)%
Cousins Properties	(718,900)	$(7,649,096)
Empire State Realty Trust, Cl A	(306,800)	(6,439,732)
PS Business Parks	(115,695)	(12,829,418)
Washington Real Estate Investment Trust	(503,106)	(17,251,505)

		(44,169,751)

HEALTH CARE — (2.0)%
Ventas	(156,700)	(11,934,272)

INDUSTRIAL — (2.5)%
EastGroup Properties	(198,600)	(14,620,932)

RESIDENTIAL — (4.5)%
American Campus Communities	(166,500)	(9,002,655)
Camden Property Trust	(200,700)	(17,980,713)

		(26,983,368)

RETAIL — (5.7)%
Realty Income	(170,000)	(12,149,900)
Tanger Factory Outlet Centers	(214,800)	(8,965,752)
Taubman Centers	(157,900)	(12,777,268)

		(33,892,920)

SPECIALIZED — (1.0)%
Iron Mountain	(144,800)	(5,967,208)

TOTAL COMMON STOCK (Proceeds $122,050,620)		(137,568,451)

TOTAL SECURITIES SOLD SHORT — (23.1)% (Proceeds $122,050,620) #		$(137,568,451)

Percentages are based on Net Assets of $596,746,730.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(A)	All or a portion of this security has been committed as collateral for securities sold short as of July 31, 2016.

Cl — Class

As of July 31, 2016, all of the Fund’s investments and securities sold short were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended July 31, 2016, there were no transfers between levels and there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JULY 31, 2016
(Unaudited)

@ At July 31, 2016, the tax basis cost of the Fund’s investments was $279,721,029, and the unrealized appreciation and depreciation were $41,968,974 and $(2,802,625), respectively.

# At July 31, 2016, the tax basis proceeds of the Fund’s securities sold short were $(122,050,620), and the unrealized appreciation and depreciation were $72,416 and $(15,590,247), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-001-1000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016